Financial instruments (Narrative) (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 62,151	$ 31,109	$ 10,358
Accounts payable and accrued liabilities	3,524	2,234
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Receivable due from the JV	2,700	4,200
Interest receivable	$ 200	100
Credit risk [Member] | Joint ventures [Member] | Preference shares [Member]
Disclosure of detailed information about financial instruments [line items]
Preference shares redeemable share subscribed	137.4
Maximum exposure to credit risk in relation to the preferred shares	$ 78,300
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in after tax net loss due to change in annualized interest rate	3,600	3,900
Decrease in after tax net loss due to change in annualized interest rate	(3,400)	(3,600)
Value at risk	600
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 300	$ 200